Government Bonds and Other Assets	6 Months Ended
Jun. 30, 2024
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds and Other Assets	GOVERNMENT BONDS AND OTHER ASSETS
A.Government bonds

The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
Government Bonds (1)	Ps.	53,293,310	Ps.	64,132,418
Less: current portion of Government Bonds, net of expected credit losses	28,531,855		28,637,314
Total long-term of Government bonds	Ps.	24,761,455	Ps.	35,495,104
(1)As of June 30, 2024 and December 31, 2023, includes an expected credit loss of Ps. 4,649, for both periods.
As of November 19, 2020, the value of the Government Bonds was Ps.128,786,611, and the liability was Ps.95,597,610.

On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps.95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the FOLAPE for payments related to its pension and retirement plan obligations.

During the period from January 1 to June 30, 2024, interest income generated by the Government Bonds amounted to Ps.2,736,903, of which Petróleos Mexicanos received payments in the amount of Ps.2,764,716. During the period from January 1 to June 30, 2023, interest income generated by the Government Bonds amounted to Ps.3,985,217, of which Petróleos Mexicanos received payments in the amount of Ps.4,547,770.

As of June 30, 2024 and December 31, 2023, the Government Bonds consist of 9 and 12 series of development bonds (D Bonds and M Bonds) issued by the Secretaría de Hacienda y Crédito Público (“Ministry of Finance and Public Credit” or “SHCP”) with maturities between 2024 and 2026, at nominal values of Ps.53,143,153 and Ps.63,875,778, respectively.

As of June 30, 2024 and December 31, 2023, the fair value of the transferred assets was Ps.52,166,173 and Ps.62,731,992, respectively and the fair value of the associated liabilities was Ps.51,738,210 and Ps.49,317,793 respectively, resulting in a net position of Ps.427,963 and Ps.13,414,199, respectively.

As of June 30, 2024 and December 31, 2023, the recorded liability was Ps.51,443,540 (Ps.51,217,925 of principal and Ps. 225,615 of interest) and Ps.59,364,989 (Ps.58,741,483 of principal and Ps.623,506 of interest), respectively.

The roll-forward of the Government Bonds is as follows:

	As of June 30,
	2024		2023
Balance as of the beginning of the year	Ps.	64,132,418	Ps.	110,179,517
Government Bonds collected (1)	(10,732,626)		(27,901,421)
Accrued interests	2,736,903		3,985,217
Interests received from bonds	(2,764,716)		(4,547,770)
Impact of the valuation of bonds in UDIs	—		109,585
Amortized cost	(79,616)		270,498
Reversal of impairment of bonds	947		2,546
Balance at the end of the period	Ps.	53,293,310	Ps.	82,098,172
(1)As of June 30, 2024 three series of Government Bonds were collected in February, April and June.
B.Other assets

As of June 30, 2024 and December 31, 2023, the balance of other assets was as follows:

	June 30, 2024		December 31, 2023
Payments in advance (1)	Ps.	5,386,010	Ps.	5,907,464
Other	4,562,262		3,353,985
Insurance	1,236,431		1,352,643
Total other assets	Ps.	11,184,703	Ps.	10,614,092
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.